Acquisitions and divestitures (Details 1) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2024	Jun. 30, 2024
Acquisitions And Divestitures
Cash consideration received	$ 155
Fair value of 33.9% interest retained (i)	1,910
Effects of the deconsolidation:
Derecognition of net assets of PTVI	(3,697)
Gain on derecognition of noncontrolling shareholders	1,628
Gain on the reclassification of cumulative translation adjustments	1,063	$ 1,059	$ 1,063
Gain on the transaction recorded in the income statement	$ 1,059